ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)					12 Months Ended
	Aug. 20, 2021 shares	Nov. 20, 2018 $ / shares shares	Nov. 20, 2018 USD ($) $ / shares	Nov. 09, 2018 USD ($) $ / shares shares	May 31, 2020 shares	Aug. 31, 2021 stores franchise	Aug. 21, 2018 USD ($) $ / shares	Aug. 22, 2017 $ / shares
Companies owned | stores						17
Franchise locations | franchise						12
Deposit in trust account | $							$ 303,610
Price per unit under trust account | $ / shares							$ 0.058
Number of shares issued	82,500				123,000
Number of shares issued upon conversion of convertible securities				520,000
Smaaash Entertainment Private Limited [Member]
Number of shares issued				2,000,000
IPO [Member]
Sale of stock, price per unit | $ / shares								$ 80.00
Number of common stock shares and warrants outstanding				5,119,390
Number of common stock shares eligible for outstanding warrants				5,461,500
IPO [Member] | I A M Capital Partners L L C [Member]
Number of shares redeemed				4,448,260
Sale of stock, price per unit | $ / shares				$ 10.2187363
Number of shares redeemed, value | $				$ 45,455,596
Chardan [Member] | Restricted Stock [Member]
Number of shares issued restricted shares		208,000
Share price | $ / shares		$ 10.21	$ 10.21
Chardan [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Number of shares issued restricted shares, value | $			$ 2,125,000
Chardan Capital Markets [Member]
Number of shares issued upon conversion of convertible securities				208,000